Investment in Associate - Schedule of Investment Details (Details)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Investment Details [Abstract]
Percentage held at reporting date – EV Resources	[1]	20.00%

[1]	On 29 February 2024 upon completion of the Transaction, European Lithium Ltd transferred to the Group a 20% interest in EV Resources GmbH (previously Jadar Lithium GmbH), the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project. The initial investment was valued at $345,502 upon completion of the Transaction based on the carrying value of the investments in the accounts of European Lithium Ltd at the date of the transfer.